Other Payables (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Unearned revenues	[1]	BRL 2,039,183	BRL 2,475,391
Advances from customers		767,905	635,681
Provisions for indemnities payable (Note 26)		668,534
Payable for the acquisition of equity interest		382,230	408,978
Consignation to third parties		43,160	43,062
Provision for asset decommissioning		15,437	14,835
Other		356,088	46,328
Other Payabels		4,272,537	3,624,275
Other payables, current		1,219,624	1,021,719
Other payables, non-current		3,052,913	2,602,556
Other payables		BRL 4,272,537	BRL 3,624,275

[1]	Primarily refers (1) amounts received in advance for the assignment of the right to the commercial operation and use of infrastructure assets that are recognized in revenues over the effective period of the underlying agreements and (2) prepaid mobile telephony services that are recognized in revenue when the customers use the services.